Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Basic earnings per share
Basic earnings per share:
($ in millions, except per

share data in $)
2023 2022 2021
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

3,769 2,517 4,625
Loss from discontinued

operations, net of

tax

(24) (42) (79)
Net income

3,745 2,475 4,546
Weighted-average number

of shares outstanding

(in millions)
1,855 1,899 2,001
Basic earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

2.03 1.33 2.31
Loss from discontinued

operations, net of

tax

(0.01) (0.02) (0.04)
Net income

2.02 1.30 2.27

Diluted earnings per share
Diluted earnings per share:
($ in millions, except per

share data in $)
2023 2022 2021
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

3,769 2,517 4,625
Loss from discontinued

operations, net of

tax

(24) (42) (79)
Net income

3,745 2,475 4,546
Weighted-average number

of shares outstanding

(in millions)

1,855 1,899 2,001
Effect of dilutive securities:
Call options and shares

12 11 18
Adjusted weighted-average

number of shares

outstanding (in millions)
1,867 1,910 2,019
Diluted earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

2.02 1.32 2.29
Loss from discontinued

operations, net of

tax

(0.01) (0.02) (0.04)
Net income

2.01 1.30 2.25